UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2004

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):
[ X ] is a restatement.
[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Arbor Capital Management, LLC
Address:One Financial Plaza
	120 S. Sixth St., Ste. 1000
	Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	1/1/2005
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	1,399,545

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED NEUROMODULATION SYS C COM              00757T101    23542   596614 SH       SOLE                   495211            101403
ADVISORY BOARD CO              COM              00762W107    11975   324700 SH       SOLE                   266900             57800
AMERICAN HEALTHWAYS INC        COM              02649V104    25507   772000 SH       SOLE                   641200            130800
AMERICAN PHARMACEUTICALS       COM              02886P109    17615   470876 SH       SOLE                   390701             80175
ANGIODYNAMICS INC              COM              03475V101    17855   806100 SH       SOLE                   668100            138000
ARTHROCARE CORP                COM              043136100    26635   830800 SH       SOLE                   688900            141900
AUDIBLE, INC                   COM              05069A302     6031   231500 SH       SOLE                   192300             39200
BJ's RESTAURANTS, INC.         COM              09180c106    10367   740500 SH       SOLE                   614600            125900
BLACKBOARD INC                 COM              091935502    13815   932800 SH       SOLE                   774100            158700
BLUE NILE INC                  COM              09578R103    21941   794400 SH       SOLE                   659200            135200
BONE CARE INTERNATIONAL INC    COM              098072101    33866  1216000 SH       SOLE                  1009100            206900
BRIGHT HORIZONS FAMILY SOLUTIO COM              109195107    21552   332800 SH       SOLE                   276028             56772
C H ROBINSON WORLDWIDE INC     COM              12541W100    21520   387600 SH       SOLE                   321700             65900
CALLWAVE INC                   COM              13126N101     9743   631000 SH       SOLE                   523700            107300
CHARLES RIVER ASSOCIATES INC   COM              159852102    18993   406100 SH       SOLE                   335400             70700
COGNIZANT TECHNLGY SLTNS CORP  COM              192446102    36687   866700 SH       SOLE                   719000            147700
COLOR KINETICS INC             COM              19624P100     8978   510700 SH       SOLE                   424000             86700
CONNETICS CORP                 COM              208192104    18434   758900 SH       SOLE                   630000            128900
CORPORATE EXECUTIVE BRD CO     COM              21988R102    28771   429800 SH       SOLE                   356515             73285
COSTAR GROUP INC               COM              22160N109     9665   209300 SH       SOLE                   174500             34800
DICK'S SPORTING GOODS INC      COM              253393102    19470   553900 SH       SOLE                   459500             94400
EDUCATION MGMT CORP COM        COM              28139T101    18047   546700 SH       SOLE                   453700             93000
ENCORE CAP GROUP INC           COM              292554102    32322  1359200 SH       SOLE                  1128000            231200
EPICOR SOFTWARE CORP           COM              29426L108    20192  1433100 SH       SOLE                  1188800            244300
ERESEARCHTECHNOLOGY INC COM    COM              29481V108    14449   911601 SH       SOLE                   755701            155900
F5 NETWORKS INC                COM              315616102    22231   456300 SH       SOLE                   378700             77600
FACTSET RESH SYS INC           COM              303075105    32504   556200 SH       SOLE                   461420             94780
FORMFACTOR INC                 COM              346375108    29070  1071100 SH       SOLE                   887600            183500
GREENFIELD ONLINE              COM              395150105    30878  1404200 SH       SOLE                  1164900            239300
GUITAR CENTER INC              COM              402040109    27862   528800 SH       SOLE                   438700             90100
INVESTORS FINL SVCS CORP DEL   COM              461915100    12635   252800 SH       SOLE                   209720             43080
IPAYMENT INC COM               COM              46262E105    29613   597998 SH       SOLE                   496100            101898
JOS A BANK CLOTHIERS           COM              480838101    19780   698925 SH       SOLE                   580200            118725
KFORCE INC                     COM              493732101    10665   960800 SH       SOLE                   794700            166100
KNIGHT TRANSPORT INC           COM              499064103    19003   766263 SH       SOLE                   635063            131200
LASERSCOPE                     COM              518081104    45117  1256400 SH       SOLE                  1042600            213800
LIFE TIME FITNESS INC.         COM              53217R207     8944   345600 SH       SOLE                   286500             59100
LIFECELL CORPORATION           COM              531927101    26216  2565200 SH       SOLE                  2129100            436100
LIGAND PHARMACEUTICALS - CL B  COM              53220K207     6907   593400 SH       SOLE                   491800            101600
MATRIA HEALTHCARE INC          COM              576817209     7150   183000 SH       SOLE                   151800             31200
MERGE TECHNOLOGIES INC.        COM              589981109    19293   867100 SH       SOLE                   718900            148200
MICREL INC                     COM              594793101     7677   696600 SH       SOLE                   578100            118500
MTC TECHNOLOGIES INC.          COM              55377A106    19696   586700 SH       SOLE                   487100             99600
O REILLY AUTOMOTIVE INC        COM              686091109    25390   563600 SH       SOLE                   467800             95800
OPEN SOLUTIONS INC             COM              68371P102    46058  1774200 SH       SOLE                  1472100            302100
P F CHANGS CHINA BISTRO INC    COM              69333Y108    21199   376200 SH       SOLE                   312394             63806
PALOMAR MED TECHNOLOGIES INC   COM              697529303    25004   959100 SH       SOLE                   795700            163400
PARKERVISION INC               COM              701354102    10803  1214000 SH       SOLE                  1004500            209500
PORTFOLIO RECOVERY ASSOC       COM              73640Q105    15474   375400 SH       SOLE                   311600             63800
PROVIDE COMMERCE INC           COM              74373W103    26224   705900 SH       SOLE                   586000            119900
PROVIDENCE SVC CORP            COM              743815102    18554   884800 SH       SOLE                   734000            150800
RAE SYSTEMS INC                COM              75061P102    13039  1786200 SH       SOLE                  1480700            305500
RED ROBIN GOURMET BURGERS      COM              75689M101    25591   478600 SH       SOLE                   397200             81400
RESMED INC                     COM              761152107    22479   439900 SH       SOLE                   365100             74800
SAFENET INC                    COM              78645R107    30446   828700 SH       SOLE                   687400            141300
SALIX PHARMACEUTICALS LTD      COM              795435106    15017   853750 SH       SOLE                   706250            147500
SHUFFLE MASTER INC             COM              825549108    21699   460700 SH       SOLE                   405100             55600
SRA INTL INC CL A              COM              78464R105    31397   489055 SH       SOLE                   405755             83300
STAMPS.COM INC                 COM              852857200    14684   927000 SH       SOLE                   768800            158200
STRATASYS INC                  COM              862685104     4833   144000 SH       SOLE                   119300             24700
SYMMETRICOM INC.               COM              871543104    15953  1642900 SH       SOLE                  1363300            279600
THOMAS NELSON INC.             COM              640376109    16930   749100 SH       SOLE                   621200            127900
TRANSACT TECHNOLOGIES INC      COM              892918103    19064   892500 SH       SOLE                   740500            152000
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    21666  1708700 SH       SOLE                  1415400            293300
VERINT SYS INC                 COM              92343X100    33987   935501 SH       SOLE                   776601            158900
WEBSIDESTORY                   COM              947685103    11172   898800 SH       SOLE                   746100            152700
WITNESS SYSTEMS INC            COM              977424100    30665  1756300 SH       SOLE                  1463600            292700
WRIGHT MEDICAL GROUP INC.      COM              98235T107    19004   666800 SH       SOLE                   550400            116400